S000107974 [Member] Expense Example, No Redemption - William Blair Emerging Income ETF - William Blair Emerging Income ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 56
Expense Example, No Redemption, 3 Years	$ 187